Intangible assets - Changes in goodwill (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
Changes in goodwill [abstract]
Beginning balance		₩ 4,689,792	₩ 4,690,049
Acquisitions through business combinations	[1],[2]	13,851	13,978
Impairment losses		(33,509)	(14,235)
Ending balance		₩ 4,670,134	₩ 4,689,792

[1]	It is the goodwill recognized by Shinhan Financial Plus, a subsidiary acquired in the period, from a business transfer for the GF division and IMGA division of Leaders Financial Marketing (Note 47).
[2]	It is the goodwill recognized by the Group as it newly acquired the Shinhan Venture Investment Co., Ltd. for the year ended December 31, 2020 (Note 47).